CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Previously reported	Common Stock Retroactive application of reverse recapitalization	Common Stock	Additional Paid-In Capital Previously reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Additional Paid-In Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Previously reported	Retroactive application of reverse recapitalization	Total
Beginning balance at Dec. 31, 2022			$ 19			$ 446		$ (45,492)	$ (24)			$ (45,051)
Beginning balance (in shares) at Dec. 31, 2022			19,127,914
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options						2						2
Exercise of stock options (in shares)			6,250
Stock-based compensation						314						314
Net income (loss)								(17,347)				(17,347)
Ending balance at Dec. 31, 2023	$ 19	$ (17)	$ 2	$ 762	$ 17	$ 779	$ (62,839)	(62,839)		$ (62,058)		$ (62,058)
Ending balance (in shares) at Dec. 31, 2023	19,134,164	(16,567,945)	2,566,219									19,134,164
Redeemable convertible preferred stock beginning balance at Dec. 31, 2022												$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2022												29,555,538
Redeemable convertible preferred stock ending balance at Dec. 31, 2023										$ 85,503		$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Dec. 31, 2023										29,555,538	(25,591,628)	3,963,910
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options (in shares)			8,548,000			5,000						5,000
Stock-based compensation						$ 81						$ 81
Net income (loss)								(4,202)				(4,202)
Ending balance at Mar. 31, 2024			$ 2			865		(67,041)				(66,174)
Ending balance (in shares) at Mar. 31, 2024			2,574,767
Redeemable convertible preferred stock ending balance at Mar. 31, 2024												$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Mar. 31, 2024												3,963,910
Beginning balance at Dec. 31, 2023	$ 19	$ (17)	$ 2	762	17	779	(62,839)	(62,839)		$ (62,058)		$ (62,058)
Beginning balance (in shares) at Dec. 31, 2023	19,134,164	(16,567,945)	2,566,219									19,134,164
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Net income (loss)												$ (11,177)
Ending balance at Jun. 30, 2024			$ 2			944		(74,016)				(73,070)
Ending balance (in shares) at Jun. 30, 2024			2,574,767
Redeemable convertible preferred stock beginning balance at Dec. 31, 2023										$ 85,503		$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2023										29,555,538	(25,591,628)	3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2024												$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2024												3,963,910
Beginning balance at Dec. 31, 2023	$ 19	$ (17)	$ 2	762	17	779	(62,839)	(62,839)		$ (62,058)		$ (62,058)
Beginning balance (in shares) at Dec. 31, 2023	19,134,164	(16,567,945)	2,566,219									19,134,164
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options						5						$ 5
Exercise of stock options (in shares)			63,750									63,750
Stock-based compensation						319						$ 319
Net income (loss)								(29,397)				(29,397)
Ending balance at Dec. 31, 2024	$ 19	$ (17)	$ 2	1,086	17	1,103	(92,236)	(92,236)		(91,131)		$ (91,131)
Ending balance (in shares) at Dec. 31, 2024	19,197,914	(16,623,147)	2,574,767									2,574,767
Redeemable convertible preferred stock beginning balance at Dec. 31, 2023										$ 85,503		$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2023										29,555,538	(25,591,628)	3,963,910
Redeemable convertible preferred stock ending balance at Dec. 31, 2024										$ 85,503		$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Dec. 31, 2024										29,555,538	(25,591,628)	3,963,910
Beginning balance at Mar. 31, 2024			$ 2			865		(67,041)				$ (66,174)
Beginning balance (in shares) at Mar. 31, 2024			2,574,767
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Stock-based compensation						79						79
Net income (loss)								(6,975)				(6,975)
Ending balance at Jun. 30, 2024			$ 2			944		(74,016)				(73,070)
Ending balance (in shares) at Jun. 30, 2024			2,574,767
Redeemable convertible preferred stock beginning balance at Mar. 31, 2024												$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Mar. 31, 2024												3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2024												$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2024												3,963,910
Beginning balance at Dec. 31, 2024	$ 19	$ (17)	$ 2	1,086	17	1,103	(92,236)	(92,236)		$ (91,131)		$ (91,131)
Beginning balance (in shares) at Dec. 31, 2024	19,197,914	(16,623,147)	2,574,767									2,574,767
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options						3						$ 3
Exercise of stock options (in shares)			727,000
Stock-based compensation						80						80
Unrealized gain (loss) on short-term investments									2			2
Net income (loss)								(9,579)				(9,579)
Ending balance at Mar. 31, 2025			$ 2			1,186		(101,815)	2			(100,625)
Ending balance (in shares) at Mar. 31, 2025			2,575,494
Redeemable convertible preferred stock beginning balance at Dec. 31, 2024										$ 85,503		$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2024										29,555,538	(25,591,628)	3,963,910
Redeemable convertible preferred stock ending balance at Mar. 31, 2025												$ 85,503
Redeemable convertible preferred stock ending balance (in shares) at Mar. 31, 2025												3,963,910
Beginning balance at Dec. 31, 2024	$ 19	$ (17)	$ 2	$ 1,086	$ 17	1,103	$ (92,236)	(92,236)		$ (91,131)		$ (91,131)
Beginning balance (in shares) at Dec. 31, 2024	19,197,914	(16,623,147)	2,574,767									2,574,767
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options (in shares)												18,618
Transaction costs in connection with the Merger												$ (4,100)
Unrealized gain (loss) on short-term investments												(13)
Net income (loss)												(5,412)
Ending balance at Jun. 30, 2025			$ 9			130,579		(97,648)	(13)			$ 32,927
Ending balance (in shares) at Jun. 30, 2025			9,373,433,000									9,373,433
Redeemable convertible preferred stock beginning balance at Dec. 31, 2024										$ 85,503		$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Dec. 31, 2024										29,555,538	(25,591,628)	3,963,910
Redeemable convertible preferred stock ending balance at Jun. 30, 2025												$ 0
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2025												0
Beginning balance at Mar. 31, 2025			$ 2			1,186		(101,815)	2			$ (100,625)
Beginning balance (in shares) at Mar. 31, 2025			2,575,494
CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Exercise of stock options						421						421
Exercise of stock options (in shares)			17,891,000
Stock-based compensation						627						627
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger			$ 4			85,499						85,503
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger (in shares)			3,963,910,000
Issuance of common stock upon the conversion of Convertible Notes			$ 1			23,099						23,100
Issuance of common stock upon the conversion of Convertible Notes (in shares)			1,265,757,000
Issuance of common stock in connection with the Merger			$ 2			23,871						23,873
Issuance of common stock in connection with the Merger (in shares)			1,550,381,000
Transaction costs in connection with the Merger						(4,124)						(4,124)
Unrealized gain (loss) on short-term investments									(15)			(15)
Net income (loss)								4,167				4,167
Ending balance at Jun. 30, 2025			$ 9			$ 130,579		$ (97,648)	$ (13)			$ 32,927
Ending balance (in shares) at Jun. 30, 2025			9,373,433,000									9,373,433
Redeemable convertible preferred stock beginning balance at Mar. 31, 2025												$ 85,503
Redeemable convertible preferred stock beginning balance (in shares) at Mar. 31, 2025												3,963,910
Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger												$ (85,503)
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger (in shares)												(3,963,910,000)
Redeemable convertible preferred stock ending balance at Jun. 30, 2025												$ 0
Redeemable convertible preferred stock ending balance (in shares) at Jun. 30, 2025												0